ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	December 31,
	2013	2014
	US$	US$
VAT and other tax payables	1,250,544	1,913,361
Accrued payroll and employee benefits	3,280,317	4,389,540
Others	2,086,697	2,136,509
Total	6,617,558	8,439,410